Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 1,094,384,258.73
Fee Rate	0.01531%
Amount of Registration Fee	$ 167,550.23
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(d) and 457(f)(2) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate offering price is an amount equal to the product of (i) 45,733,511 common shares of BlackRock MuniYield Fund, Inc. ("MYD"), 22,154,712 common shares of BlackRock MuniYield Quality Fund II, Inc. ("MQT"), 17,205,846 common shares of BlackRock Investment Quality Municipal Trust, Inc. ("BKN"), 1,588,241 common shares of BlackRock Virginia Municipal Bond Trust ("BHV") and 12,949,630 common shares of BlackRock MuniYield Pennsylvania Quality Fund ("MPA" and collectively with MYD, MQT, BKN and BHV, the "Target Funds" and, each, a "Target Fund"), the estimated maximum number of common shares of each Target Fund that may be exchanged for common shares of BlackRock MuniYield Quality Fund, Inc. ("MQY" or the "Registrant") in accordance with the terms of the Agreement and Plan of Reorganization, and (ii) $10.85, $10.39, $11.66, $10.94 and $11.66, the net asset value of the common shares of MYD, MQT, BKN, BHV and MPA, respectively, on August 25, 2025 (within fifteen days prior to the date of filing of this Registration Statement), rounded up to the nearest whole dollar (if applicable).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	(2) Estimated pursuant to Rule 457(o) under the Securities Act solely for the purpose of determining the registration fee. (3) Previously paid in connection with the Registrant's registration statement on Form N-14 (File No. 333-288715) filed with the Securities and Exchange Commission on July 16, 2025.